Significant accounting policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
(a)Basis of preparation
The accompanying unaudited interim condensed consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") for interim financial information and follow disclosure required under Regulation S-X provided by the U.S. Securities and Exchange Commission. Accordingly, these unaudited interim condensed consolidated financial statements do not include all information and notes required by U.S. GAAP for annual financial statements and should be read in conjunction with the consolidated financial statements of AQN as of and for the year ended December 31, 2024.
In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim condensed consolidated financial statements of AQN are consistent with those disclosed in the consolidated financial statements of AQN as of and for the year ended December 31, 2024 with the exception of the tax equity investments policy as described below.
(b)Seasonality
AQN's operating results are subject to seasonal fluctuations that could materially impact quarter-to-quarter operating results and, thus, one quarter’s operating results are not necessarily indicative of a subsequent quarter's operating results. Where decoupling mechanisms exist, total volumetric revenue is prescribed by the applicable regulatory authority and is not affected by usage. AQN’s electrical distribution utilities can experience higher or lower demand in the summer or winter depending on the specific regional weather and industry characteristics. AQN’s water and wastewater utility assets’ revenues fluctuate depending on the demand for water, which is normally higher during the drier and hotter months of the summer. During the winter period, natural gas distribution utilities generally experience higher demand than during the summer period. AQN’s hydroelectric energy assets are primarily "run-of-river" and, as such, fluctuate with the natural water flows. During the winter and summer periods, flows are generally slower, while during the spring and fall periods, flows are heavier. For AQN's wind energy assets, wind resources are typically stronger in spring, fall and winter, and weaker in summer. AQN's solar energy assets generally experience greater insulation in summer, weaker in winter.
(c)Foreign currency translation
AQN’s reporting currency is the U.S. dollar. Within these unaudited interim condensed consolidated financial statements, the Company denotes any amounts denominated in Canadian dollars with "C$", in Chilean pesos with "CLP" and in Chilean Unidad de Fomento with "CLF" immediately prior to the stated amount.
1.Significant accounting policies (continued)
(d)Tax equity investments
As part of the disposition of the Company’s renewable energy business, the Company retained tax equity investments in seven renewable energy projects. These investments were previously considered intercompany investments and eliminated upon consolidation.
The Company elected to account for three eligible tax equity investments using the Proportional Amortization Method ("PAM") as outlined in ASU 2023-02 Investments - Equity Method & Joint Ventures: Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method.
The PAM requires the cost of eligible investments to be amortized in proportion to the tax benefits received with the resulting amortization reported directly in income tax expense, which aligns with the associated tax credits and other tax benefits.
Delayed equity contributions that are unconditional and legally binding or conditional and probable of occurring are recorded in other liabilities with a corresponding increase in the carrying value of the investment. The Company is required to re-evaluate eligible investments when significant modifications or events occur that result in a change in the nature of the investment or a change in the Company’s relationship with the underlying project. During the period, there were no significant modifications or events that resulted in a change in the nature of an eligible investment or a change in the Company's relationship with the underlying projects.
Tax equity investments not eligible for the PAM are recorded at cost.
See note 6 for additional details.
(e)Discontinued operations
On August 9, 2024, the Company entered into an agreement to sell its renewable energy business (excluding hydro) to a wholly owned subsidiary of LS Power ("LS Buyer") (the "Renewables Sale"). The Company concluded that the consolidated assets within the renewable energy business being sold have met the accounting requirements to be presented as "Held for Sale" in the third quarter of 2024 based on the receipt of final commercial terms, approval of the board of directors of the Company to consummate the transaction and the signing of the sale agreement, all occurring within the third quarter of 2024. As a result, the renewable energy business (excluding hydro) has been classified as "discontinued operations".
AQN has elected to present the cash flows of discontinued operations combined with cash flows of continuing operations. No interest from corporate level debt was allocated to discontinued operations. For the six months ended June 30, 2025 and 2024, the earnings (loss) from discontinued operations, net of tax on AQN’s unaudited interim condensed consolidated statements of operations, include amounts related to non-controlling interests where applicable. A portion of non-controlling interest on AQN’s unaudited interim condensed consolidated balance sheets relates to discontinued operations for the periods presented.
On January 8, 2025, the Company completed the Renewables Sale.
Unless otherwise noted, the notes to these unaudited interim condensed consolidated financial statements exclude amounts related to discontinued operations for all periods presented.
See note 18 for a discussion of discontinued operations related to the disposition of the renewable energy business.